PGIM Target Date 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 100.3%
Affiliated Exchange-Traded Fund 3.4%
Fixed Income
PGIM Total Return Bond ETF (cost $61,461)	1,460	$60,692
Affiliated Mutual Funds 96.9%
Domestic Equity 55.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,466	118,483
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	14,323	721,722
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	15,260	165,874
		1,006,079
International Equity 41.1%
PGIM Global Real Estate Fund (Class R6)	3,955	90,298
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	11,802	186,589
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	25,866	463,253
		740,140

Total Affiliated Mutual Funds (cost $1,412,624)		1,746,219

Total Long-Term Investments (cost $1,474,085)		1,806,911

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,129)	2,129	2,129

TOTAL INVESTMENTS 100.4% (cost $1,476,214)(wa)		1,809,040
Liabilities in excess of other assets (0.4)%		(7,942)

Net Assets 100.0%		$1,801,098

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2065 Fund